Schedule of Amortizable Intangibles (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Amortized Intangible, Gross carrying amount	$ 484.9	$ 394.6
Amortized Intangible, Accumulated amortization	(356.9)	(327.4)
Amortized Intangible, Carrying value	$ 128.0	$ 67.2